General Information, Structure and Organization of the Business of the Group	12 Months Ended
Dec. 31, 2017
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General Information, Structure and Organization of the Business of the Group

1. GENERAL INFORMATION, STRUCTURE AND ORGANIZATION OF THE BUSINESS OF THE GROUP

General information

YPF Sociedad Anónima is a stock corporation (sociedad anónima) incorporated under the laws of the Argentine Republic, with a registered office at Macacha Güemes 515, in the City of Buenos Aires.

YPF and its subsidiaries form the leading energy group in Argentina, which operates a fully integrated oil and gas chain with leading market positions across the domestic Upstream and Downstream segments.

Structure and organization of the economic group

The following table shows the organizational structure, including the main companies of the Group, as of December 31, 2017:

(1)	Held directly and indirectly.
(2)	See Note 3.

Organization of the business

As of December 31, 2017, the Group carries out its transactions and operations in accordance with the following structure:

•	Upstream;

•	Gas and Power;

•	Downstream;

•	Central administration and others, which covers the remaining activities not included in the previous categories.

Activities covered by each business segment are detailed in Note 5.

Almost all operations, properties and clients are located in Argentina. However, the Group also holds equity interests in exploratory and production areas in Chile and in Bolivia. The Group also sells lubricants and derivatives in Brazil and Chile.